Reserves for Unpaid Loss and Loss Adjustment Expenses - Schedule of Table Represents an Analysis of Loss and Loss Adjustment Expenses (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Reserve for unpaid loss and loss adjustment expenses	$ 794,243	$ 712,098	$ 712,098
Reinsurance recoverable on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	(213,663)	(212,249)	(212,249)
Net reserve for unpaid loss and loss adjustment expenses at beginning of period / year	559,940		580,580	$ 499,849
Loss and loss adjustment expenses incurred, net of reinsurance:
Current accident year	143,370	140,700	253,323
Previous accident years	(19,574)	(41,500)	(37,211)
Total loss and loss adjustment expenses incurred, net of reinsurance	123,796	$ 99,238	216,112
Loss and loss adjustment expenses paid, net of reinsurance:
Current accident year	(13,333)		(21,607)
Prior accident years	(131,103)		(113,740)
Total loss and loss adjustment expenses paid, net of reinsurance	(144,436)		(135,347)
Change in allowance for expected credit losses on reinsurance recoverables on unpaid loss and loss adjustment expenses	0		(34)
Reinsurance recoverable on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	241,556		213,663
Reserve for unpaid loss and loss adjustment expenses at end of period / year	$ 801,496		$ 794,243